Schedule of Investments
November 30, 2022 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 83.87%

Biological Products (No Diagnostic Substances) - 1.31%
Repligen Corp. (2)	365	65,277

Chemicals & Allied Products - 1.14%
Balchem Corp. (2)	401	56,461

Computer Communications Equipment - 1.39%
Cisco Systems, Inc.	1,395	69,359

Crude Petroleum & Natural Gas - 5.70%
Matador Resources Co.	955	92,904
PDC Energy, Inc.	1,400	70,976
Range Resources Corp.	2,300	66,401
Southwestern Energy Co. (2)	8,000	55,360

		285,641

Electromedical & Electrotherapeutic Apparatus - 1.59%
Masimo Corp. (2)	550	79,717

Electronic Computers - 1.55%
Apple, Inc.	361	53,439
Omnicell, Inc. (2)	469	24,205

		77,644

Fabricated Plate Work (Boiler Shops) - 0.90%
Chart Industries, Inc. (2)	317	45,328

Fabricated Rubber Products, Nec - 1.31%
Carlisle Cos., Inc.	250	65,777

Finance Services - 0.71%
Walker & Dunlop, Inc.	400	35,724

Fire, Marine & Casualty Insurance - 1.74%
Berkshire Hathaway, Inc. Class B (2)	274	87,296

General Industrial Machinery & Equipment, Nec - 1.42%
Nordson Corp.	300	70,947

Hospital & Medical Service Plans - 3.52%
Molina Healthcare, Inc. (2)	224	75,436
Trupanion, Inc. (2)	515	26,919
UnitedHealth Group, Inc.	135	73,948

		176,303

Industrial Instruments For Measurement, Display & Control - 0.86%
Cognex Corp.	867	43,159

Lumber & Wood Products (No Furniture) - 1.01%
Trex Co., Inc. (2)	1,100	50,479

Measuring & Controlling devices, Nec - 2.14%
Onto Innovation, Inc. (2)	640	51,168
Thermo Fisher Scientific, Inc.	100	56,022

		107,190

Miscellaneous Fabricated Metal products - 1.39%
Watts Water Technologies, Inc. Class A	440	69,718

Motor Vehicles & Passenger Car Bodies - 0.64%
Tesla, Inc. (2)	165	32,125

Motors & Generators - 0.92%
Regal Rexnord Corp.	350	45,888

National Commercial Banks - 4.42%
Bank of America Corp.	3,013	114,042
JPMorgan Chase & Co.	777	107,366

		221,408

Natural Gas Transmission - 2.29%
Targa Resources Corp.	1,545	114,933

Operative Builders- 0.86%
Meritage Homes Corp. (2)	500	43,205

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.50%
RPM International, Inc.	725	75,125

Pharmaceutical Preparations - 2.84%
Johnson & Johnson	489	87,042
Pfizer, Inc.	1,100	55,143

		142,185

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.52%
Rogers Corp. (2)	240	26,170

Pumps & Pumping Equipment - 1.18%
Graco, Inc.	848	59,335

Real Estate Agents & Managers - 0.67%
Jones Lang LaSalle, Inc. (2)	200	33,634

Retail-Catalog & Mail-Order Houses - 0.77%
Amazon.com, Inc. (2)	400	38,616

Retail-Home Furniture, Furnishings & Equiptment Stores - 0.88%
Williams-Sonoma, Inc.	375	43,838

Retail-Jewelry Stores - 1.17%
Signet Jewelers Ltd. (Bermuda)	900	58,500

Retail-Lumber & Other Building Materials Dealers - 2.15%
Builders FirstSource, Inc. (2)	700	44,751
Home Depot, Inc.	195	63,178

		107,929

Retail- Variety Stores - 1.28%
Five Below, Inc. (2)	400	64,344

Sawmills & Planting Mills, General s - 1.19%
UFP Industries, Inc.	730	59,758

Semiconductors & Related Devices - 4.52%
Broadcom, Inc.	100	55,103
Diodes, Inc. (2)	575	53,032
Maxlinear, Inc. (2)	850	31,110
NVIDIA Corp.	220	37,231
Wolfspeed, Inc. (2)	550	50,006

		226,482

Services-Business Services - 6.58%
Accenture Plc. Class A (Ireland)	150	45,139
ExlService Holdings, Inc. (2)	400	74,880
Fair Isaac Corp. (2)	141	87,381
MasterCard, Inc. Class A	165	58,806
Visa, Inc. Class A	292	63,364

		329,570

Services-Computer Programming, Data Processing, Etc. - 3.41%
Alphabet, Inc. Class A (2)	700	70,693
Alphabet, Inc. Class C (2)	740	75,073
Meta Platforms, Inc. Class A (2)	212	25,037

		170,803

Services-Help Supply Services - 1.48%
AMN Healthcare Services, Inc. (2)	600	74,220

Services-Management Consulting Services - 1.21%
Exponent, Inc.	588	60,805

Services-Miscellaneous Amusement & Recreation - 0.55%
Walt Disney Co. (2)	280	27,404

Services-Personal Services- 1.28%
Services Corp. International	900	64,305

Services-Prepackaged Software - 2.65%
Adobe, Inc. (2)	76	26,214
Microsoft Corp.	220	56,131
SPS Commerce, Inc. (2)	353	50,218

		132,563

Services-Skilled Nursing Care Facilities - 1.18%
Ensign Group, Inc.	621	58,995

Services-Video Tape Rental - 1.66%
Netflix, Inc. (2)	272	83,104

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.79%
Procter & Gamble Co.	266	39,677

Special Industry Machinery (No Metalworking Machinery) - 0.78%
John Bean Technologies Corp.	427	39,224

Steel Works, Blast Furnaces & Rolling Mills - 2.70%
Steel Dynamics, Inc.	1,300	135,109

Telephone & Telegraph Apparatus- 2.23%
Ciena Corp. (2)	850	38,216
Fabrinet (Thailand) (2)	550	73,375

		111,591

Water Supply - 1.89%
Essential Utilities, Inc.	1,959	94,502

Total Common Stock	(Cost $ 4,314,890)	4,201,367

Exchange Traded Funds - 7.66%

iShares Core S&P Midcap ETF (2)	700	179,900
iShares Core S&P Smallcap ETF (2)	2,000	203,680

Total Real Estate Investment Trusts	(Cost $ 337,140)	383,580

Real Estate Investment Trust - 4.83%

Agree Realty Corp.	900	62,955
Camden Property Trust	325	39,107
Life Storage, Inc.	425	45,683
Medical Properties Trust, Inc.	3,800	49,856
Rexford Industrials Realty, Inc.	800	44,232

Total Real Estate Investment Trusts	(Cost $ 305,589)	241,833

Money Market Registered Investment Companies - 3.59%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.58% (3)	179,896	179,896

Total Money Market Registered Investment Companies	(Cost $ 179,896)	179,896

Total Investments - 99.95%	(Cost $ 5,137,515)	5,006,676

Other Assets less Liabilities 0.05%		2,715

Total Net Assets - 100.00%		5,009,391

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,006,676	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,006,676	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2022